Exceptional items	12 Months Ended
Dec. 31, 2018
Exceptional items
Exceptional items

4. Exceptional items

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Impairment - property, plant and equipment	11	54	9
Restructuring and other costs	57	38	15
Start-up related costs	48	8	5
Non-cash inventory adjustment	—	—	10
Past service cost/(credit)	8	—	(24)
Exceptional items - cost of sales	124	100	15
Transaction-related costs - acquisition, integration and IPO	19	49	128
Restructuring and other costs	—	—	2
Exceptional items - SGA expenses	19	49	130
Impairment - goodwill	186	—	—
Exceptional items - impairment of intangible assets	186	—	—
Debt refinancing and settlement costs	16	117	157
Loss on derivative financial instruments	6	15	11
Interest payable on acquisition notes	—	—	17
Exceptional items - finance expense	22	132	185
Exceptional gain on derivative financial instruments	—	—	(88)
Exceptional items - finance income	—	—	(88)
Total exceptional items	351	281	242

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2018

Exceptional items of $351 million have been recognized for the year ending December 31, 2018, primarily comprising:

•

$116 million related to the Group’s capacity realignment programs, including restructuring costs ($57 million),  start-up related costs ($48 million), and property, plant and equipment impairment charges ($11 million). These costs were incurred in Glass Packaging North America ($78 million), Metal Packaging Europe ($27 million), Metal Packaging Americas ($6 million) and Glass Packaging Europe ($5 million).

•	$8 million pension service cost recognized in Metal Packaging Europe and Glass Packaging Europe following a High Court ruling in the U.K. in October 2018 in respect of GMP equalization (Note 19).
•	$19 million transaction-related costs, primarily comprised of costs relating to acquisition, integration and other transactions.
•	$186 million impairment of goodwill in Glass Packaging North America.
•

$16 million debt refinancing and settlement costs primarily relating to the redemption of the Group’s $440 million 6.000% Senior Notes due 2021 in July 2018, principally comprising an early redemption premium and accelerated amortization of deferred finance costs.

•	$6 million exceptional loss on the termination of the Group’s $440 million U.S. dollar to euro CCIRS in July 2018.

2017

Exceptional items of $281 million have been recognized for the year ending December 31, 2017, primarily comprising:

•

$100 million related to the Group’s capacity realignment programs, including restructuring costs ($38 million),   start-up related costs ($8 million) and property, plant and equipment impairment charges ($54 million). These costs were incurred in Glass Packaging North America ($43 million), Metal Packaging Europe ($54 million) and Metal Packaging Americas ($3 million).

•	$49 million transaction related costs, primarily comprised of costs directly attributable to the Beverage Can Acquisition and integration of this business and other IPO and transaction related costs.
•

$117 million debt refinancing and settlement costs relating to the notes and loans redeemed and repaid in January, March, April, June, and August 2017, principally comprising premiums payable on the early redemption of the notes and accelerated amortization of deferred finance costs and issue discounts.

•

$15 million exceptional loss on the termination in June 2017, of $500 million of the Group’s U.S. dollar to British pound CCIRS, of which $12 million relates to cumulative losses recycled from other comprehensive income.

2016

Exceptional items of $242 million have been recognized in the year ended December 31, 2016, primarily comprising:

•

$31 million related to the Group’s capacity realignment programs, including restructuring costs ($15 million), start-up related costs ($5 million) and property, plant and equipment  impairment charges ($9 million). These costs were principally incurred in Glass Packaging North America ($5 million), Metal Packaging Europe ($15 million) and Metal Packaging Americas ($11 million).

•	$24 million pension service credit in Glass Packaging North America, following the amendment of certain defined benefit pension schemes during the period.
•	$128 million transaction-related costs attributable primarily to the IPO and Beverage Can Acquisition.
•

$157 million debt refinancing and settlement costs related to the notes repaid in May, September, and November 2016 including premiums payable on the early redemption of the notes, accelerated amortization of deferred finance costs, debt issuance premium and discounts and interest charges incurred in lieu of notice.

•	The $11 million exceptional loss on derivative financial instruments relating to hedge ineffectiveness on the Group’s CCIRS.
•	$17 million net interest charged in respect of notes held in escrow for the period between their issuance and the completion of the Beverage Can Acquisition.
•

$88 million exceptional gain on derivative financial instruments relating to the gain on fair value of the CCIRS which were entered into during the second quarter and for which hedge accounting had not been applied until the third quarter.